                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


1.   Name and address of issuer:

     The Galaxy Fund
     4400 Computer Drive
     Westboro, MA  01581-5180

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):       [  ]

        Money Market Fund                      Connecticut Municipal Bond Fund
        Government Fund                        Massachusetts Municipal Bond Fund
        Tax-Exempt Fund                        Rhode Island Municipal Bond Fund
        U.S. Treasury Fund                     Asset Allocation Fund
        Connecticut Municipal Money Market     Equity Income Fund
        Massachusetts Municipal Money Market   Growth & Income Fund
        Short-Term Bond Fund                   Equity Value Fund
        Intermediate Government Income Fund    Strategic Equity Fund
        Corporate Bond Fund                    Equity Growth Fund
        High Quality Bond Fund                 Small Cap Value Fund
        Tax-Exempt Bond Fund                   Small Company Equity Fund
        New Jersey Municipal Bond Fund         International Equity Fund
        New York Municipal Bond Fund           Institutional Government Money
                                                    Market Fund

3.   Investment Company Act File Number:  811-4636

     Securities Act File Number:  33-4806

4.   (a)       Last day of fiscal year for which this notice is
               filed:  October 31, 1998

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal
            year pursuant to section 24(f):                                                    $18,071,121,555
                                                                                               ---------------

     (ii)   Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                        $16,371,900,271
                                                                           ---------------


     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to
            reduce registration fees payable to the Commission:            $     n/a
                                                                           ---------------

     (iv)   Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                                                       $16,371,900,271
                                                                                               ---------------

     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                              $ 1,699,221,284
                                                                                               ---------------

     (vi)   Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                                    $       0
                                                                           ---------------

     (vii)  Multiplier for determining registration fee:                            x              .000278
                                                                                               ---------------


     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                =          $    472,383.52
                                                                                               ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If
                                                                    -----
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .
                                         -----

7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year:                                                   +          $     n/a
                                                                                               ---------------

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                                    =          $    472,383.52
                                                                                               ---------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 27, 1999.

     Method of Delivery:

        [x]  Wire Transfer
        [ ]  Mail or other mean

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By      /s/ William Greilich
        ---------------------------

        William Greilich
        ---------------------------

        Vice President
        ---------------------------

Date    January 27, 1999